TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus

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Transamerica WMC US Growth VP

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Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectus and Summary Prospectus concerning the portfolio.

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The last paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the fifth paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio are deleted in their entirety and replaced as follows:

Consistent with the portfolio’s objective and other policies, the portfolio may, but is not required to, invest to a lesser extent in derivatives, including futures, forwards, options and swaps primarily for cash equitization purposes. The portfolio may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts, American Depositary Shares and U.S. dollar denominated securities of foreign issuers.

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Investors Should Retain this Supplement for Future Reference

April 15, 2026